Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Structured Entities

At December 31, 2017, Petrobras controls and consolidates the following structured entities:

Structured Entities	Country	Main segment
Charter Development LLC – CDC	U.S.A	E&P

Companhia de Desenvolvimento e Modernização de Plantas Industriais – CDMPI	Brazil	RT&M

Fundo de Investimento em Direitos Creditórios Não-padronizados do Sistema Petrobras	Brazil	Corporate